UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments:

Putnam AMT-Free Municipal Fund

The fund's portfolio
4/30/14 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
SGI — Syncora Guarantee, Inc.
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.9%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.8%)

AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s, 10/1/37	Aaa	$245,000	$246,014

AL State Port Auth. Docks Fac. Rev. Bonds, 6s, 10/1/40	A-	1,000,000	1,128,240

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,500,000	1,651,650

			3,025,904
Alaska (1.0%)

Anchorage, G.O. Bonds, Ser. D, AMBAC, 5s, 8/1/25	AAA	3,420,000	3,737,855

			3,737,855
Arizona (4.0%)

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa1	1,000,000	1,034,010

El Mirage G.O. Bonds, AGM, 5s, 7/1/42	AA	750,000	786,803

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	2,125,000	2,211,465

Glendale, Wtr. & Swr. Rev. Bonds, 5s, 7/1/28	AA	1,000,000	1,113,080

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16) (AZ Pub. Svc. Co.), Ser. E, 5 3/4s, 6/1/34	A3	3,250,000	3,539,803

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	1,400,000	1,523,326

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	A-	1,000,000	1,152,430

Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), Ser. C, AGM, 5s, 9/1/35	AA	2,000,000	2,101,520

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s, 7/1/39	Baa1	1,750,000	1,931,318

			15,393,755
California (16.4%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.)
6 1/8s, 7/1/41	BBB+/F	500,000	540,940
Ser. A, 5s, 7/1/32	BBB+/F	450,000	463,023

Bay Area Toll Auth. of CA Rev. Bonds (Toll Bridge), Ser. S-4, 5s, 4/1/33	A1	800,000	885,304

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	1,000,000	1,117,090
(Northern CA Retired Officers), 5s, 1/1/20	A	350,000	406,077

CA Muni. Fin. Auth. Mandatory Put Bonds (7/1/14) (Republic Services, Inc.), 0.35s, 9/1/21	BBB+	1,000,000	999,980

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa2	1,000,000	1,096,490
(Biola U.), 5s, 10/1/38	Baa1	1,000,000	1,034,080

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 5 7/8s, 5/15/29	A	1,500,000	1,626,225

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	5,000,000	6,085,400
5s, 2/1/38	A1	3,000,000	3,253,800

CA State Pub. Wks. Board Rev. Bonds
(Riverside Campus), Ser. B, 6s, 4/1/25	A2	3,000,000	3,542,610
Ser. G-1, 5 1/4s, 10/1/23	A2	3,000,000	3,493,800

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 6 5/8s, 11/15/24	BBB-	2,000,000	2,232,840
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	1,550,000	1,613,798
(St. Joseph), NATL, 5 1/8s, 7/1/24	AA-	2,000,000	2,233,580

Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5 1/2s, 9/1/30	BBB+	800,000	859,047

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A, AMBAC, zero %, 6/1/24	A2	5,000,000	3,507,850

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/17	Aa2	2,100,000	1,995,000

Infrastructure & Econ. Dev. Bank Rev. Bonds (J. David Gladstone Inst.), Ser. A, 5s, 10/1/31	A-	1,000,000	1,072,790

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. A, 5s, 5/15/40	AA	1,000,000	1,069,650
Ser. B, 5s, 5/15/33	AA-	500,000	547,085

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	750,000	976,110

Merced, City School Dist. G.O. Bonds (Election of 2003), NATL
zero %, 8/1/25	AA-	1,190,000	721,664
zero %, 8/1/24	AA-	1,125,000	724,815
zero %, 8/1/23	AA-	1,065,000	723,423
zero %, 8/1/22	AA-	1,010,000	726,453

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A
5s, 7/1/31	A+	500,000	549,440
5s, 7/1/30	A+	500,000	554,285

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election 2006), Ser. A, 6 1/2s, 8/1/24	BBB/P	2,500,000	2,939,700

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lanes), 5s, 8/15/30	A1	530,000	590,266

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/21	AA-	5,500,000	4,020,830

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5s, 3/1/27	A2	500,000	554,140

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.), Ser. F, 5s, 5/1/40	A1	1,250,000	1,303,800

San Francisco, City & Cnty., Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds (Mission Bay's), Ser. A, 5s, 8/1/43	BBB+	350,000	365,376

Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin. & Hldg. Fac.), Ser. A, NATL, 6 1/4s, 7/1/17	AA-	3,680,000	4,226,517

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5 1/4s, 1/1/24	A+	1,000,000	1,144,720

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	A+	1,000,000	1,037,810

Ventura Cnty., COP (Pub. Fin. Auth. III), 5s, 8/15/20	AA+	1,000,000	1,144,130

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	375,000	393,581

			62,373,519
Colorado (2.9%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	2,000,000	2,020,000
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB-	1,850,000	1,855,550

Denver City & Cnty., Arpt. Rev. Bonds
(Sub. Syst.), Ser. B, 5 1/4s, 11/15/32	A2	1,500,000	1,690,380
Ser. B, 5s, 11/15/37	A1	3,000,000	3,248,730

E-470 CO Pub. Hwy. Auth. Rev. Bonds
Ser. C1, NATL, 5 1/2s, 9/1/24	AA-	1,000,000	1,043,810
Ser. A, NATL, zero %, 9/1/34	AA-	3,525,000	1,234,525

			11,092,995
Florida (8.4%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3	1,250,000	1,422,038

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. O, 5 3/8s, 10/1/29	A1	1,000,000	1,109,240

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4 1/4s, 5/1/34	A-	360,000	327,820

FL State Board of Ed. G.O. Bonds (Capital Outlay 2011), Ser. F, 5s, 6/1/30	AAA	2,520,000	2,878,621

Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, NATL, 7.65s, 7/1/16	AA-	10,000,000	11,181,300

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	2,000,000	2,163,260

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s, 10/1/34	Aa3	1,000,000	1,072,320

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/40	A3	1,000,000	1,039,090

Orlando & Orange Cnty., Expressway Auth. Rev. Bonds, AGM, 5s, 7/1/25	AA	500,000	574,970

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5s, 4/1/23	A-/F	1,630,000	1,774,042

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	3,000,000	3,138,660

South Lake Hosp. Dist. Rev. Bonds (South Lake Hosp.), Ser. A, 6s, 4/1/29	Baa1	660,000	724,713

Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), AGM, 7.15s, 11/1/15 (Escrowed to maturity)	AA	3,935,000	4,328,894

			31,734,968
Georgia (1.6%)

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds
5s, 1/1/34	A1	200,000	218,222
5s, 1/1/32	A1	2,850,000	3,160,593

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	Aa3	1,500,000	1,739,264

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	900,000	951,165

			6,069,244
Guam (0.3%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24	BBB+	1,000,000	1,079,960

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/30	AA	200,000	220,146

			1,300,106
Hawaii (0.1%)

HI State Dept. Budget & Fin. Rev. Bonds (Kahala Sr. Living Cmnty.), 5 1/4s, 11/15/37	BBB-/F	250,000	257,793

			257,793
Illinois (8.0%)

Chicago, G.O. Bonds, Ser. A
5s, 1/1/34	A+	700,000	707,434
5s, 1/1/33	A+	2,000,000	2,030,360

Chicago, Board of Ed. G.O. Bonds, Ser. A, NATL, 5 1/4s, 12/1/19	AA-	1,500,000	1,504,980

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	700,000	767,067
Ser. D, 5 1/4s, 1/1/33	A2	1,000,000	1,076,230
Ser. F, 5s, 1/1/40	A2	1,045,000	1,073,402

Cicero, G.O. Bonds, Ser. A
SGI, 5 1/4s, 1/1/21 (Prerefunded 1/1/15)	A+/P	2,250,000	2,323,935
AGM, 5s, 1/1/20	AA	1,000,000	1,131,620

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, NATL, 5 3/4s, 11/1/28	AA-	1,500,000	1,632,570
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	1,000,000	1,035,080
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	A-	1,575,000	1,604,563

IL State G.O. Bonds
5 1/4s, 2/1/30	A3	500,000	550,395
5s, 3/1/34	A3	1,000,000	1,049,410
5s, 8/1/21	A3	1,000,000	1,147,440

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM, 5s, 1/1/22	AA	2,500,000	2,707,100

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/22	AA-	5,500,000	4,103,715

Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s, 6/1/17	Aa3	5,000,000	5,813,400

			30,258,701
Indiana (1.4%)

IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. B, 5 3/4s, 1/1/29	A1	1,000,000	1,143,850

IN State Fin. Auth. Rev. Bonds (BHI Sr. Living), 5 3/4s, 11/15/41	BBB+/F	1,000,000	1,054,250

IN State Fin. Auth. VRDN, Ser. A-2, 0.1s, 2/1/37	VMIG1	3,000,000	3,000,000

IN State Hsg. Fin. Auth. Rev. Bonds (Single Family Mtge.), Ser. A-1, GNMA Coll., FNMA Coll., 4.1s, 7/1/15	Aaa	10,000	10,032

			5,208,132
Kansas (0.4%)

KS State Dev. Fin. Auth. Rev. Bonds (Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	1,455,000	1,510,901

			1,510,901
Kentucky (0.7%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	500,000	547,875

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.)
Ser. A, 6 1/4s, 6/1/39	A-	800,000	869,248
Ser. B, 5 5/8s, 9/1/39	A-	1,000,000	1,060,900

			2,478,023
Louisiana (1.0%)

LA Pub. Fac. Auth. Rev. Bonds (Entergy LA LLC), 5s, 6/1/30	A2	3,000,000	3,063,570

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5s, 5/15/23	A	800,000	906,760

			3,970,330
Maryland (0.6%)

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (U. of MD Med. Syst.), AMBAC, 5 1/4s, 7/1/28	A2	2,000,000	2,165,560

			2,165,560
Massachusetts (4.1%)

MA Edl. Fin. Auth. Rev. Bonds, Ser. A, 5 1/2s, 1/1/22	AA	1,000,000	1,109,340

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A+	1,000,000	1,051,150

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 6.8s, 4/15/22	BBB	700,000	766,738
(Emerson College), Ser. A, 5 1/2s, 1/1/30	Baa1	2,000,000	2,277,180
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	500,000	506,945

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42 (Prerefunded 5/1/19)	BBB+	1,000,000	1,216,440

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	2,000,000	2,316,540
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	1,815,000	2,104,020
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	1,650,000	1,741,410

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 162, FNMA Coll, FHLMC Coll., 2 3/4s, 12/1/41	Aa2	795,000	811,886

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5 1/4s, 7/1/36	A1	1,500,000	1,641,960

			15,543,609
Michigan (4.9%)

Detroit, Swr. Disp. Rev. Bonds, Ser. B, AGM, 7 1/2s, 7/1/33	AA	1,000,000	1,090,490

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA	1,575,000	1,636,567

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5 1/4s, 11/1/27	A2	1,000,000	1,127,350

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,091,850
(Henry Ford Hlth.), 5 1/4s, 11/15/24	A2	1,000,000	1,094,670

MI State Strategic Fund Ltd. Oblig. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7s, 5/1/21	Aa3	4,000,000	4,931,040
(Dow Chemical), Ser. B-2, 6 1/4s, 6/1/14	Baa2	1,000,000	1,004,120

Midland Cnty., Bldg. Auth. Rev. Bonds, AGM, 5s, 10/1/25	AA	1,000,000	1,140,860

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s, 12/1/27	AA	1,775,000	1,893,251

Western MI U. Rev. Bonds, AGM, 5s, 11/15/28	AA	3,500,000	3,701,004

			18,711,202
Minnesota (1.3%)

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB	1,350,000	1,406,781

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB	1,500,000	1,553,790

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A2	1,800,000	1,854,000

			4,814,571
Mississippi (0.9%)

Jackson Cnty., Port Fac. VRDN (Chevron USA, Inc.), 0.07s, 6/1/23	P-1	1,200,000	1,200,000

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	1,750,000	1,810,830

MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser. D-1, GNMA Coll, FNMA Coll, FHLMC Coll., 6.1s, 6/1/38	Aaa	455,000	486,777

			3,497,607
Missouri (1.5%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 3/4s, 6/1/39	A+	1,150,000	1,248,670

MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds (Independence, Elec. Syst. Dogwood), Ser. A, 5s, 6/1/37	A	2,200,000	2,270,686

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,000,000	2,181,040

			5,700,396
Nebraska (0.3%)

Central Plains, Energy Rev. Bonds (NE Gas No. 3), 5s, 9/1/32	A-	1,000,000	1,049,910

			1,049,910
Nevada (0.9%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5s, 7/1/33	A1	525,000	571,641

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5s, 8/1/20	BBB-	535,000	559,139

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.09s, 6/1/42	VMIG1	2,375,000	2,375,000

			3,505,780
New Jersey (0.6%)

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	1,000,000	1,099,260

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans Syst.), Ser. B, 5 1/4s, 6/15/36	A1	1,000,000	1,079,230

			2,178,490
New Mexico (0.2%)

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5s, 5/15/42	BBB-	900,000	840,915

			840,915
New York (5.6%)

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	AA	2,275,000	2,570,659
5 3/4s, 5/1/27	AA	5,590,000	6,350,743

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5 3/4s, 2/15/47	A2	1,000,000	1,111,080

Metro. Trans. Auth. Rev. Bonds, Ser. D, 5s, 11/15/36	A+	3,000,000	3,187,290

NY City, G.O. Bonds, Ser. D-1, 5s, 10/1/36	Aa2	1,400,000	1,528,282

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. AA, 5s, 6/15/34	AA+	1,000,000	1,098,950

NY State Dorm Auth. Rev. Bonds, Ser. A, 5s, 3/15/38	AAA	1,000,000	1,097,410

NY State Dorm. Auth. Personal Income Tax Rev. Bonds (Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	2,000,000	2,297,700

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	900,000	994,338

Syracuse, Indl. Dev. Agcy. School Fac. Rev. Bonds (Syracuse City School Dist.), Ser. A, AGM, 5s, 5/1/25	AA	1,000,000	1,100,340

			21,336,792
North Carolina (0.6%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31	BBB	500,000	531,040

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A, 5 1/2s, 1/1/26	A-	1,500,000	1,663,125

			2,194,165
Ohio (4.3%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B3	500,000	411,255
5 3/8s, 6/1/24	B3	2,195,000	1,911,362

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. A, 5s, 12/1/32	A2	2,000,000	2,140,280

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2, AGM, 5s, 4/1/24	AA	2,000,000	2,184,100

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Sunset Retirement Cmntys.), 5 1/2s, 8/15/30	A-/F	650,000	706,290

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	490,000	509,708

OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 85-A, FGIC, FHA Insd., U.S. Gov't Coll., zero %, 1/15/15 (Escrowed to maturity)	AAA/P	5,000	4,873

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	750,000	835,268

OH State Higher Edl. Fac. Rev. Bonds (U. of Dayton), Ser. A, 5 5/8s, 12/1/41	A2	1,000,000	1,098,520

OH State Tpk. Comm. Rev. Bonds (Infrastructure), Ser. A-1, 5 1/4s, 2/15/32	A1	700,000	782,320

OH State Wtr. Dev. Auth. Poll. Control Mandatory Put Bonds (6/3/19) (FirstEnergy Nuclear Generation, LLC), 4s, 12/1/33	Baa3	1,550,000	1,620,990

U. of Akron Rev. Bonds, Ser. B, AGM, 5 1/4s, 1/1/26	AA	3,375,000	3,745,845

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group), Ser. A, 5 3/4s, 7/1/33	A	500,000	545,660

			16,496,471
Oregon (0.4%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.2s, 6/1/31	A1	490,000	500,785

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	750,000	836,423

			1,337,208
Pennsylvania (7.5%)

Allegheny Cnty., G.O. Bonds, Ser. C-72, 5 1/4s, 12/1/32	AA-	670,000	749,040

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	500,000	552,290

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A, 5s, 5/1/42	Baa2	700,000	694,785

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA	3,000,000	3,348,000

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A	2,500,000	2,773,375

Delaware River Port Auth. PA & NJ Rev. Bonds, 5s, 1/1/30	A	3,000,000	3,363,270

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 5s, 1/1/27	A-	950,000	979,222

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 5 1/4s, 11/15/16	BBB+	1,100,000	1,210,594

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.2s, 4/1/39	A1	1,900,000	2,090,646

PA State Higher Edl. Fac. Auth. Rev. Bonds (Edinboro U. Foundation), 6s, 7/1/43	Baa3	500,000	506,615

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/31	Baa3	1,760,000	1,771,933

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Co. Area Cmnty. College), 5s, 6/15/33	AA	1,885,000	2,027,921

PA State Tpk. Comm. Rev. Bonds, Ser. A, 5s, 12/1/38	A1	650,000	703,242

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5 1/4s, 8/1/40	BBB+	1,400,000	1,526,000

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, 5s, 11/1/26	A1	2,220,000	2,520,277

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA	1,225,000	1,276,854

Pittsburgh, G.O. Bonds, Ser. B, 5s, 9/1/25	A1	1,250,000	1,423,975

Wilkes-Barre, Fin. Auth. Rev. Bonds (U. of Scranton), 5s, 11/1/40	A	1,000,000	1,042,140

			28,560,179
Puerto Rico (0.5%)

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. C
5 1/4s, 8/1/41	A+	1,100,000	784,982
5s, 8/1/40	AA-	1,550,000	1,237,598

			2,022,580
South Carolina (0.9%)

SC State Pub. Svc. Auth. Rev. Bonds (Santee Cooper), Ser. A, 5 3/4s, 12/1/43	AA-	3,000,000	3,414,030

			3,414,030
Tennessee (0.5%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	1,850,000	2,030,967

			2,030,967
Texas (8.5%)

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 1/1/33	Baa2	300,000	313,704

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	2,500,000	2,607,425

Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 6s, 2/15/27	Aaa	2,500,000	2,921,650

Grand Parkway Trans. Corp. Rev. Bonds (Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+	900,000	950,418

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas Med. Ctr.), Ser. B-1, 0.08s, 9/1/31	VMIG1	2,392,000	2,392,000

La Joya, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/30 (Prerefunded 2/15/18)	Aaa	2,500,000	2,882,875

Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/27 (Prerefunded 2/15/15)	Aaa	2,000,000	2,075,680

Matagorda Cnty., Poll. Control Rev. Bonds (Central Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa1	600,000	673,164

North TX, Thruway Auth. Rev. Bonds (First Tier), Ser. A, 6 1/4s, 1/1/24	A2	3,500,000	4,123,875

North TX, Tollway Auth. Rev. Bonds, Ser. A, NATL, 5 1/8s, 1/1/28	AA-	1,500,000	1,627,395

Pharr, San Juan - Alamo, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/1/30	Aaa	2,000,000	2,215,820

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX Hlth. Resources), Ser. C, 0.1s, 11/15/33	VMIG1	3,400,000	3,400,000

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,000,000	1,008,940

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-	1,000,000	1,138,740

TX Private Activity Surface Trans. Corp. Rev. Bonds (LBJ Infrastructure), 7s, 6/30/40	Baa3	500,000	581,060

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/28	A3	1,000,000	1,049,890

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. A, 5s, 8/15/41	A-	2,150,000	2,214,479

			32,177,115
Utah (1.0%)

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.07s, 5/15/36	A-1+	3,935,000	3,935,000

			3,935,000
Virginia (0.5%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A2	1,575,000	1,733,744

			1,733,744
Washington (3.1%)

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 1/8s, 10/1/24	Baa1	2,500,000	2,704,825

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa3	1,000,000	1,127,530
Ser. B, NATL, 5s, 2/15/27	AA-	1,085,000	1,128,107

WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear No. 3), Ser. B, NATL, 7 1/8s, 7/1/16	Aa1	6,000,000	6,858,120

			11,818,582
West Virginia (0.1%)

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38	Baa1	500,000	538,175

			538,175
Wisconsin (1.6%)

WI Dept. of Trans. Rev. Bonds, Ser. 1, 5s, 7/1/31	AA+	1,225,000	1,372,796

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,000,000	2,418,200

WI State Hlth. & Edl. Facs. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	1,250,000	1,393,625
(Three Pillars Sr. Living), 5s, 8/15/33	A-/F	1,000,000	1,068,020

			6,252,641
Wyoming (0.5%)

Sweetwater Cnty., Poll. Control Rev. Bonds (Idaho Power Co.), 5 1/4s, 7/15/26	A1	1,800,000	1,923,120

			1,923,120
TOTAL INVESTMENTS

Total investments (cost $345,422,876)(b)			$372,191,035

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through April 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $380,236,633.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $345,297,688, resulting in gross unrealized appreciation and depreciation of $28,227,558 and $1,334,211, respectively, or net unrealized appreciation of $26,893,347.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	17.7%
	Local debt	15.6
	Utilities	15.6
	Transportation	12.1
	The fund had the following insurance concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	NATL	12.0%
	AGM	10.1
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$372,191,035	$—

Totals by level	$—	$372,191,035	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2014